Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-7.70%
Alphabet, Inc., Class A(b)	8,949	$24,113,349
Alphabet, Inc., Class C(b)	8,615	23,298,578
Charter Communications, Inc., Class A(b)	38,973	28,997,861
Facebook, Inc., Class A(b)	122,141	43,518,838
Netflix, Inc.(b)	80,380	41,602,277
Take-Two Interactive Software, Inc.(b)	177,410	30,766,442
Twitter, Inc.(b)	417,985	29,154,454
		221,451,799
Consumer Discretionary-14.12%
Amazon.com, Inc.(b)	14,795	49,231,694
Chipotle Mexican Grill, Inc.(b)	20,189	37,620,990
Dollar General Corp.	136,625	31,784,440
Domino’s Pizza, Inc.	85,709	45,039,222
eBay, Inc.	560,715	38,246,370
Etsy, Inc.(b)	324,511	59,551,014
Pool Corp.	93,356	44,607,364
Tesla, Inc.(b)	84,395	57,996,244
Tractor Supply Co.	231,156	41,823,055
		405,900,393
Consumer Staples-0.91%
Monster Beverage Corp.(b)	276,600	26,088,912
Financials-5.37%
MarketAxess Holdings, Inc.	52,548	24,969,233
MSCI, Inc.	73,625	43,877,555
S&P Global, Inc.	53,915	23,114,439
SVB Financial Group(b)	113,423	62,378,113
		154,339,340
Health Care-21.49%
ABIOMED, Inc.(b)	105,799	34,611,085
Align Technology, Inc.(b)	93,983	65,393,372
Bio-Rad Laboratories, Inc., Class A(b)	61,115	45,195,154
Catalent, Inc.(b)	326,341	39,098,915
Charles River Laboratories International, Inc.(b)	113,081	46,014,921
DaVita, Inc.(b)	347,725	41,813,931
DexCom, Inc.(b)	103,981	53,603,245
IDEXX Laboratories, Inc.(b)	80,925	54,910,040
Mettler-Toledo International, Inc.(b)	18,837	27,760,275
PerkinElmer, Inc.	181,836	33,135,974
Regeneron Pharmaceuticals, Inc.(b)	69,104	39,707,850
ResMed, Inc.	107,633	29,254,649
Thermo Fisher Scientific, Inc.	57,696	31,156,417
Vertex Pharmaceuticals, Inc.(b)	113,822	22,944,239
West Pharmaceutical Services, Inc.	128,996	53,111,523
		617,711,590
Industrials-7.35%
Copart, Inc.(b)	190,420	27,991,740
Generac Holdings, Inc.(b)	143,393	60,133,289
Old Dominion Freight Line, Inc.	122,299	32,916,776
Rollins, Inc.	670,616	25,704,711
United Rentals, Inc.(b)	140,513	46,306,059
Verisk Analytics, Inc.	96,766	18,379,734
		211,432,309
	Shares	Value
Information Technology-40.63%
Adobe, Inc.(b)	80,932	$50,309,759
Advanced Micro Devices, Inc.(b)	440,662	46,793,898
ANSYS, Inc.(b)	65,082	23,980,114
Apple, Inc.	298,804	43,583,551
Applied Materials, Inc.	254,586	35,624,219
Arista Networks, Inc.(b)	80,345	30,562,435
Autodesk, Inc.(b)	142,514	45,765,521
Cadence Design Systems, Inc.(b)	252,110	37,224,041
Enphase Energy, Inc.(b)	284,381	53,918,638
Fortinet, Inc.(b)	223,427	60,825,766
Intuit, Inc.	64,280	34,066,472
KLA Corp.	136,172	47,409,643
Lam Research Corp.	65,807	41,946,040
Microsoft Corp.	130,938	37,305,546
Monolithic Power Systems, Inc.	153,678	69,041,378
NVIDIA Corp.	354,439	69,112,061
Paycom Software, Inc.(b)	88,464	35,385,600
PayPal Holdings, Inc.(b)	239,744	66,056,664
PTC, Inc.(b)	156,104	21,144,287
Qorvo, Inc.(b)	152,147	28,845,550
QUALCOMM, Inc.	220,147	32,978,021
salesforce.com, inc.(b)	156,366	37,829,626
ServiceNow, Inc.(b)	94,542	55,580,296
Synopsys, Inc.(b)	120,680	34,754,633
Teradyne, Inc.(c)	411,502	52,260,754
Trimble, Inc.(b)	360,420	30,815,910
Tyler Technologies, Inc.(b)	45,163	22,249,100
Xilinx, Inc.	149,738	22,436,742
		1,167,806,265
Materials-2.46%
Albemarle Corp.	215,386	44,378,132
FMC Corp.	245,173	26,221,252
		70,599,384
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,994,846,938)		2,875,329,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 0.02%(d)(e)(f)	15,705,841	15,705,841
Invesco Private Prime Fund, 0.12%(d)(e)(f)	36,632,310	36,646,963
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,352,804)		52,352,804
TOTAL INVESTMENTS IN SECURITIES-101.85% (Cost $2,047,199,742)		2,927,682,796
OTHER ASSETS LESS LIABILITIES-(1.85)%		(53,284,293)
NET ASSETS-100.00%		$2,874,398,503
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$837,629	$1,185,871	$(2,023,500)	$-	$-	$-	$20
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,879,734	130,966,449	(120,140,342)	-	-	15,705,841	463*
Invesco Private Prime Fund	7,319,602	204,304,495	(174,977,133)	(1)	-	36,646,963	7,442*
Total	$13,036,965	$336,456,815	$(297,140,975)	$(1)	$-	$52,352,804	$7,925

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-5.84%
AT&T, Inc.	573,760	$16,093,968
Discovery, Inc., Class A(b)(c)	166,963	4,843,597
Discovery, Inc., Class C(b)	321,877	8,726,085
DISH Network Corp., Class A(b)(c)	391,705	16,408,522
Fox Corp., Class A	304,316	10,851,909
Fox Corp., Class B	139,999	4,653,567
Interpublic Group of Cos., Inc. (The)	322,922	11,418,522
Lumen Technologies, Inc.(c)	3,860,009	48,134,312
News Corp., Class A	324,735	7,998,223
News Corp., Class B	101,030	2,375,215
ViacomCBS, Inc., Class B	506,333	20,724,210
		152,228,130
Consumer Discretionary-9.83%
Advance Auto Parts, Inc.	52,427	11,117,670
BorgWarner, Inc.	318,385	15,594,497
CarMax, Inc.(b)	97,514	13,062,000
Ford Motor Co.(b)	3,850,623	53,716,191
Gap, Inc. (The)	327,303	9,547,429
General Motors Co.(b)	593,245	33,720,046
Hanesbrands, Inc.	781,310	14,266,721
Lennar Corp., Class A	250,729	26,364,154
LKQ Corp.(b)	351,650	17,846,237
Mohawk Industries, Inc.(b)	164,008	31,965,159
PVH Corp.(b)	112,537	11,773,621
Whirlpool Corp.	77,608	17,193,276
		256,167,001
Consumer Staples-8.06%
Archer-Daniels-Midland Co.	626,011	37,385,377
JM Smucker Co. (The)	92,600	12,140,786
Kraft Heinz Co. (The)	606,511	23,332,478
Kroger Co. (The)	932,337	37,946,116
Molson Coors Beverage Co., Class B(b)(c)	611,529	29,897,653
Tyson Foods, Inc., Class A	384,549	27,479,872
Walgreens Boots Alliance, Inc.	734,521	34,632,665
Walmart, Inc.	50,866	7,250,948
		210,065,895
Energy-7.27%
Chevron Corp.	93,344	9,503,353
EOG Resources, Inc.	134,218	9,779,124
Exxon Mobil Corp.	611,723	35,216,893
Kinder Morgan, Inc.	859,899	14,945,045
Marathon Oil Corp.	1,626,209	18,847,762
Marathon Petroleum Corp.	379,588	20,960,849
Phillips 66	401,170	29,457,913
Pioneer Natural Resources Co.	70,157	10,198,723
Valero Energy Corp.	606,523	40,618,845
		189,528,507
Financials-43.50%
Aflac, Inc.	496,198	27,290,890
Allstate Corp. (The)	236,802	30,796,100
American International Group, Inc.	586,343	27,763,341
Assurant, Inc.	164,807	26,008,193
Bank of America Corp.	560,696	21,508,299
Bank of New York Mellon Corp. (The)	548,923	28,176,218
Berkshire Hathaway, Inc., Class B(b)	215,274	59,908,601
Capital One Financial Corp.	222,280	35,942,676
Chubb Ltd.	85,795	14,477,048
Cincinnati Financial Corp.	171,905	20,264,161
Citigroup, Inc.	425,002	28,738,635
	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	632,196	$26,653,383
Comerica, Inc.	358,824	24,636,856
Everest Re Group Ltd.	107,684	27,225,746
Fifth Third Bancorp	744,747	27,026,869
Franklin Resources, Inc.(c)	703,568	20,790,434
Globe Life, Inc.	151,022	14,061,658
Goldman Sachs Group, Inc. (The)	74,109	27,781,982
Hartford Financial Services Group, Inc. (The)	643,930	40,966,827
Huntington Bancshares, Inc.	962,446	13,551,240
Invesco Ltd.(d)	1,587,117	38,693,912
JPMorgan Chase & Co.	63,977	9,710,429
KeyCorp	1,111,294	21,848,040
Lincoln National Corp.	794,189	48,937,926
Loews Corp.	525,649	28,190,556
M&T Bank Corp.	132,815	17,777,288
MetLife, Inc.	787,168	45,419,594
Morgan Stanley	226,198	21,710,484
People’s United Financial, Inc.	1,766,892	27,740,204
PNC Financial Services Group, Inc. (The)	76,196	13,898,912
Principal Financial Group, Inc.	584,183	36,295,290
Prudential Financial, Inc.	477,740	47,907,767
Raymond James Financial, Inc.	104,252	13,498,549
Regions Financial Corp.	1,110,157	21,370,522
State Street Corp.	233,333	20,332,638
Synchrony Financial	248,546	11,686,633
Travelers Cos., Inc. (The)	148,872	22,170,018
Truist Financial Corp.	322,736	17,566,521
U.S. Bancorp	201,928	11,215,081
Unum Group	2,068,525	56,677,585
Wells Fargo & Co.	748,196	34,372,124
Zions Bancorporation N.A.	446,232	23,270,999
		1,133,860,229
Health Care-9.93%
AmerisourceBergen Corp.	84,713	10,349,387
Anthem, Inc.	52,827	20,286,096
Cardinal Health, Inc.	372,562	22,122,732
Centene Corp.(b)	554,794	38,064,416
Cigna Corp.	129,161	29,641,158
CVS Health Corp.	512,592	42,217,077
Henry Schein, Inc.(b)	132,353	10,608,093
McKesson Corp.	135,273	27,572,696
Perrigo Co. PLC	314,470	15,103,994
Universal Health Services, Inc., Class B	105,819	16,974,426
Viatris, Inc.	1,833,149	25,792,406
		258,732,481
Industrials-3.63%
General Dynamics Corp.	52,483	10,288,243
General Electric Co.	668,374	8,655,443
Howmet Aerospace, Inc.(b)	447,327	14,681,272
Huntington Ingalls Industries, Inc.	76,319	15,655,317
Raytheon Technologies Corp.	156,735	13,628,108
Textron, Inc.	286,510	19,772,055
Wabtec Corp.	139,783	11,863,383
		94,543,821
Information Technology-3.93%
DXC Technology Co.(b)	320,742	12,823,265
Hewlett Packard Enterprise Co.	2,701,928	39,177,956
HP, Inc.	553,143	15,969,238
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Juniper Networks, Inc.	478,053	$13,452,412
Western Digital Corp.(b)	321,994	20,907,071
		102,329,942
Materials-3.80%
Corteva, Inc.	306,119	13,095,771
International Paper Co.	166,544	9,619,582
Mosaic Co. (The)	649,940	20,297,626
Nucor Corp.	288,957	30,057,307
Westrock Co.	528,591	26,011,963
		99,082,249
Real Estate-1.23%
CBRE Group, Inc., Class A(b)	150,355	14,503,243
Kimco Realty Corp.(c)	827,481	17,650,170
		32,153,413
Utilities-2.86%
Consolidated Edison, Inc.	146,790	10,828,698
Edison International	115,490	6,294,205
Evergy, Inc.	164,235	10,711,407
Exelon Corp.	425,370	19,907,316
FirstEnergy Corp.	271,373	10,399,013
Pinnacle West Capital Corp.	103,085	8,612,752
PPL Corp.	276,433	7,842,404
		74,595,795
Total Common Stocks & Other Equity Interests (Cost $2,551,627,296)		2,603,287,463
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $405,273)	405,273	$405,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,552,032,569)		2,603,692,736
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,603,728	7,603,728
Invesco Private Prime Fund, 0.12%(d)(e)(f)	17,734,935	17,742,030
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,345,757)		25,345,758
TOTAL INVESTMENTS IN SECURITIES-100.87% (Cost $2,577,378,326)		2,629,038,494
OTHER ASSETS LESS LIABILITIES-(0.87)%		(22,566,353)
NET ASSETS-100.00%		$2,606,472,141

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Ltd.	$35,552,358	$16,984,606	$(8,659,644)	$(8,290,758)	$3,107,350	$38,693,912	$252,202
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	16,822,661	(16,417,388)	-	-	405,273	123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,852,653	70,727,604	(74,976,529)	-	-	7,603,728	412*
Invesco Private Prime Fund	17,778,980	128,528,844	(128,565,795)	1	-	17,742,030	7,374*
Total	$65,183,991	$233,063,715	$(228,619,356)	$(8,290,757)	$3,107,350	$64,444,943	$260,111

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-18.37%
Alphabet, Inc., Class A(b)	30,220	$81,428,697
Alphabet, Inc., Class C(b)	28,627	77,419,431
AT&T, Inc.	717,250	20,118,863
Comcast Corp., Class A	460,592	27,096,627
Facebook, Inc., Class A(b)	240,711	85,765,329
Netflix, Inc.(b)	44,542	23,053,603
Verizon Communications, Inc.	415,901	23,198,958
Walt Disney Co. (The)(b)	182,518	32,126,818
		370,208,326
Consumer Discretionary-13.46%
Amazon.com, Inc.(b)	43,075	143,335,939
Home Depot, Inc. (The)	106,801	35,051,020
McDonald’s Corp.	74,946	18,190,144
NIKE, Inc., Class B	128,083	21,455,183
Tesla, Inc.(b)	77,428	53,208,522
		271,240,808
Consumer Staples-6.62%
Coca-Cola Co. (The)	389,809	22,230,807
Costco Wholesale Corp.	44,414	19,085,584
PepsiCo, Inc.	138,804	21,785,288
Philip Morris International, Inc.	156,564	15,670,491
Procter & Gamble Co. (The)	245,929	34,978,482
Walmart, Inc.	137,930	19,661,921
		133,412,573
Energy-2.20%
Chevron Corp.	194,145	19,765,902
Exxon Mobil Corp.	425,275	24,483,082
		44,248,984
Financials-8.01%
Bank of America Corp.	757,535	29,059,042
Berkshire Hathaway, Inc., Class B(b)	190,395	52,985,024
Citigroup, Inc.	207,651	14,041,361
JPMorgan Chase & Co.	304,097	46,155,843
Wells Fargo & Co.	415,251	19,076,631
		161,317,901
	Shares	Value
Health Care-12.12%
Abbott Laboratories	178,480	$21,592,510
AbbVie, Inc.	177,436	20,635,807
Bristol-Myers Squibb Co.	224,419	15,231,318
Eli Lilly and Co.	79,967	19,471,965
Johnson & Johnson	264,533	45,552,583
Medtronic PLC	135,142	17,745,496
Merck & Co., Inc.	254,350	19,551,884
Pfizer, Inc.	562,324	24,073,090
Thermo Fisher Scientific, Inc.	39,493	21,326,615
UnitedHealth Group, Inc.	94,799	39,078,044
		244,259,312
Industrials-0.72%
Union Pacific Corp.	66,737	14,599,386
Information Technology-38.45%
Accenture PLC, Class A	63,865	20,288,633
Adobe, Inc.(b)	48,038	29,861,862
Apple, Inc.	1,575,796	229,845,605
Broadcom, Inc.	41,012	19,907,225
Cisco Systems, Inc.	423,350	23,440,890
Intel Corp.	405,649	21,791,464
Mastercard, Inc., Class A	87,885	33,918,337
Microsoft Corp.	756,600	215,562,906
NVIDIA Corp.	250,400	48,825,496
Oracle Corp.	182,491	15,902,266
PayPal Holdings, Inc.(b)	118,014	32,516,397
salesforce.com, inc.(b)	97,013	23,470,355
Texas Instruments, Inc.	92,773	17,684,389
Visa, Inc., Class A	169,951	41,874,227
		774,890,052
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $1,264,619,285)		2,014,177,342
OTHER ASSETS LESS LIABILITIES-0.05%		947,325
NET ASSETS-100.00%		$2,015,124,667
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,302,267	$(5,302,267)	$-	$-	$-	$29
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.08%
Cable One, Inc.	1,571	$2,966,032
New York Times Co. (The), Class A	29,674	1,299,128
		4,265,160
Consumer Discretionary-25.38%
Churchill Downs, Inc.	25,612	4,758,710
Crocs, Inc.(b)	59,372	8,063,311
Deckers Outdoor Corp.(b)	15,391	6,323,392
Five Below, Inc.(b)	22,201	4,316,318
Fox Factory Holding Corp.(b)	47,341	7,647,465
Helen of Troy Ltd.(b)(c)	16,920	3,779,759
Jack in the Box, Inc.	16,635	1,810,886
Lithia Motors, Inc., Class A	20,603	7,771,864
Mattel, Inc.(b)(c)	106,826	2,320,261
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	62,021	5,774,155
RH(b)(c)	17,205	11,425,496
Tempur Sealy International, Inc.	85,028	3,679,162
Texas Roadhouse, Inc.	22,562	2,079,540
TopBuild Corp.(b)	34,745	7,042,464
Williams-Sonoma, Inc.	42,395	6,431,322
Wingstop, Inc.	49,180	8,425,026
YETI Holdings, Inc.(b)	89,762	8,646,773
		100,295,904
Consumer Staples-2.99%
Boston Beer Co., Inc. (The), Class A(b)	8,360	5,935,600
Darling Ingredients, Inc.(b)	85,130	5,879,929
		11,815,529
Energy-1.83%
Antero Midstream Corp.	525,380	4,991,110
CNX Resources Corp.(b)(c)	186,547	2,257,219
		7,248,329
Financials-8.52%
Brighthouse Financial, Inc.(b)	197,441	8,501,810
Brown & Brown, Inc.	60,507	3,291,581
FactSet Research Systems, Inc.	6,386	2,281,590
Interactive Brokers Group, Inc., Class A	36,061	2,230,733
Kinsale Capital Group, Inc.	36,133	6,454,980
Primerica, Inc.	18,649	2,726,857
SLM Corp.	433,405	8,161,016
		33,648,567
Health Care-25.08%
Amedisys, Inc.(b)	16,625	4,332,808
Arrowhead Pharmaceuticals, Inc.(b)	38,803	2,688,660
Bio-Techne Corp.	10,199	4,918,366
Chemed Corp.	3,869	1,841,721
Emergent BioSolutions, Inc.(b)	72,545	4,780,715
Exelixis, Inc.(b)	218,614	3,683,646
Halozyme Therapeutics, Inc.(b)	126,737	5,238,040
HealthEquity, Inc.(b)	60,461	4,472,905
Jazz Pharmaceuticals PLC(b)	13,420	2,274,958
LHC Group, Inc.(b)	13,546	2,914,828
Masimo Corp.(b)	15,879	4,325,281
Medpace Holdings, Inc.(b)	49,268	8,668,212
Neurocrine Biosciences, Inc.(b)	30,734	2,864,716
Penumbra, Inc.(b)(c)	18,638	4,961,995
Quidel Corp.(b)(c)	43,889	6,208,977
R1 RCM, Inc.(b)	299,427	6,410,732
Repligen Corp.(b)	43,334	10,647,164
	Shares	Value
Health Care-(continued)
STAAR Surgical Co.(b)	86,496	$11,064,568
Syneos Health, Inc.(b)	75,863	6,802,635
		99,100,927
Industrials-14.51%
ASGN, Inc.(b)	41,858	4,233,100
Axon Enterprise, Inc.(b)	50,189	9,336,158
FTI Consulting, Inc.(b)	24,103	3,511,807
Graco, Inc.	31,706	2,475,604
Insperity, Inc.	30,469	3,017,954
Knight-Swift Transportation Holdings, Inc.	104,707	5,202,891
Lincoln Electric Holdings, Inc.	14,444	2,013,927
Mercury Systems, Inc.(b)	31,597	2,085,402
Simpson Manufacturing Co., Inc.	30,019	3,376,537
Sunrun, Inc.(b)(c)	109,005	5,773,995
Tetra Tech, Inc.	21,059	2,811,798
Timken Co. (The)	42,527	3,380,896
Toro Co. (The)	22,510	2,560,287
Trex Co., Inc.(b)	77,828	7,557,099
		57,337,455
Information Technology-17.61%
Brooks Automation, Inc.	93,203	8,295,999
Cerence, Inc.(b)(c)	53,845	5,788,876
CMC Materials, Inc.	28,685	4,148,998
Cognex Corp.	27,835	2,516,562
Fair Isaac Corp.(b)	7,094	3,716,618
First Solar, Inc.(b)	53,889	4,636,610
II-VI Incorporated(b)(c)	104,705	7,309,456
Lattice Semiconductor Corp.(b)	69,987	3,971,762
Lumentum Holdings, Inc.(b)	33,832	2,841,550
MKS Instruments, Inc.	12,060	1,886,666
Paylocity Holding Corp.(b)	33,618	6,974,390
Qualys, Inc.(b)(c)	30,972	3,145,516
SailPoint Technologies Holding, Inc.(b)(c)	97,007	4,849,380
SolarEdge Technologies, Inc.(b)	28,751	7,460,310
Universal Display Corp.	8,618	2,020,835
		69,563,528
Materials-2.96%
Cleveland-Cliffs, Inc.(b)(c)	196,489	4,912,225
Scotts Miracle-Gro Co. (The)	38,409	6,796,857
		11,709,082
Total Common Stocks & Other Equity Interests (Cost $307,986,151)		394,984,481
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $116,680)	116,680	116,680
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $308,102,831)		395,101,161
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.92%
Invesco Private Government Fund, 0.02%(d)(e)(f)	15,319,589	15,319,589
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	35,731,414	$35,745,707
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,065,296)		51,065,296
TOTAL INVESTMENTS IN SECURITIES-112.91% (Cost $359,168,127)		446,166,457
OTHER ASSETS LESS LIABILITIES-(12.91)%		(51,027,923)
NET ASSETS-100.00%		$395,138,534
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,757	$13,779,031	$(13,704,108)	$-	$-	$116,680	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,986,402	50,971,404	(57,638,217)	-	-	15,319,589	586*
Invesco Private Prime Fund	32,979,603	66,368,930	(63,602,826)	-	-	35,745,707	10,029*
Total	$55,007,762	$131,119,365	$(134,945,151)	$-	$-	$51,181,976	$10,652

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.22%
Telephone & Data Systems, Inc.	163,183	$3,647,140
Consumer Discretionary-19.61%
Adient PLC(b)	22,700	956,351
AutoNation, Inc.(b)	31,448	3,815,586
Dana, Inc.	101,886	2,461,566
Dick’s Sporting Goods, Inc.(c)	24,303	2,530,914
Foot Locker, Inc.	40,800	2,328,048
Goodyear Tire & Rubber Co. (The)(b)	85,198	1,338,460
Graham Holdings Co., Class B	4,712	3,131,878
KB Home	45,315	1,923,169
Kohl’s Corp.	55,931	2,841,295
Lear Corp.	7,388	1,292,752
Murphy USA, Inc.	12,339	1,820,126
Strategic Education, Inc.	5,875	465,829
Taylor Morrison Home Corp., Class A(b)	91,501	2,454,057
Thor Industries, Inc.	10,642	1,259,587
Tri Pointe Homes, Inc.(b)	109,520	2,641,622
Urban Outfitters, Inc.(b)	25,228	937,977
		32,199,217
Consumer Staples-4.86%
BJ’s Wholesale Club Holdings, Inc.(b)	30,446	1,541,785
Ingredion, Inc.	9,648	847,191
Pilgrim’s Pride Corp.(b)	89,882	1,990,886
Sprouts Farmers Market, Inc.(b)(c)	82,977	2,039,575
TreeHouse Foods, Inc.(b)(c)	35,007	1,554,311
		7,973,748
Energy-3.99%
HollyFrontier Corp.	112,750	3,314,850
World Fuel Services Corp.	93,995	3,239,068
		6,553,918
Financials-33.33%
Alleghany Corp.(b)	2,163	1,434,285
American Financial Group, Inc.	10,283	1,300,697
Associated Banc-Corp.	91,748	1,816,610
BancorpSouth Bank	34,430	888,294
Bank OZK	33,766	1,374,614
Cathay General Bancorp	31,341	1,186,884
CIT Group, Inc.	15,401	742,944
CNO Financial Group, Inc.	91,150	2,081,866
East West Bancorp, Inc.	12,590	895,779
F.N.B. Corp.	148,518	1,702,016
First American Financial Corp.	29,358	1,976,087
First Horizon Corp.	87,889	1,357,885
Fulton Financial Corp.	95,959	1,470,092
Hancock Whitney Corp.	30,364	1,327,210
Hanover Insurance Group, Inc. (The)	9,767	1,327,335
International Bancshares Corp.	25,617	1,001,112
Janus Henderson Group PLC	17,636	737,890
Jefferies Financial Group, Inc.	79,494	2,638,406
Kemper Corp.	16,818	1,110,156
Mercury General Corp.	33,728	2,051,674
MGIC Investment Corp.	88,317	1,222,307
Navient Corp.	184,448	3,768,273
New York Community Bancorp, Inc.	125,257	1,475,528
Old Republic International Corp.	95,546	2,356,164
Pinnacle Financial Partners, Inc.	16,401	1,469,694
Prosperity Bancshares, Inc.	13,038	889,061
Reinsurance Group of America, Inc.	21,989	2,422,748
Selective Insurance Group, Inc.	9,348	760,460
	Shares	Value
Financials-(continued)
Sterling Bancorp	74,035	$1,607,300
Synovus Financial Corp.	26,776	1,095,138
Texas Capital Bancshares, Inc.(b)	10,202	642,522
Trustmark Corp.	42,239	1,268,015
UMB Financial Corp.	8,923	835,193
United Bankshares, Inc.	33,268	1,149,077
Valley National Bancorp	121,640	1,567,940
Washington Federal, Inc.	44,473	1,435,144
Webster Financial Corp.	17,182	826,454
Wintrust Financial Corp.	21,456	1,531,958
		54,744,812
Health Care-1.09%
Tenet Healthcare Corp.(b)	24,958	1,792,983
Industrials-10.27%
AECOM(b)	16,311	1,026,941
Colfax Corp.(b)	15,663	718,618
Dycom Industries, Inc.(b)	11,613	805,942
EMCOR Group, Inc.	12,013	1,463,304
GATX Corp.(c)	6,142	566,600
KAR Auction Services, Inc.(b)	36,336	598,817
KBR, Inc.	21,289	823,884
Kirby Corp.(b)	12,225	707,950
ManpowerGroup, Inc.	19,348	2,294,286
MasTec, Inc.(b)	15,363	1,555,196
Oshkosh Corp.	9,704	1,160,113
Ryder System, Inc.	27,784	2,115,752
Trinity Industries, Inc.(c)	24,602	666,960
Univar Solutions, Inc.(b)	96,532	2,368,895
		16,873,258
Information Technology-11.95%
Alliance Data Systems Corp.	11,049	1,030,319
Arrow Electronics, Inc.(b)	23,110	2,740,153
Avnet, Inc.	87,428	3,612,525
Jabil, Inc.	35,218	2,096,880
NCR Corp.(b)	33,107	1,469,951
NetScout Systems, Inc.(b)	39,872	1,146,719
SYNNEX Corp.	24,095	2,880,316
ViaSat, Inc.(b)	34,815	1,728,217
Xerox Holdings Corp.	121,366	2,928,561
		19,633,641
Materials-6.09%
Commercial Metals Co.	111,104	3,644,211
Greif, Inc., Class A	26,083	1,581,152
Minerals Technologies, Inc.	10,883	873,034
Reliance Steel & Aluminum Co.	8,344	1,311,260
Steel Dynamics, Inc.	22,352	1,440,586
United States Steel Corp.(c)	43,534	1,152,780
		10,003,023
Real Estate-4.40%
Cousins Properties, Inc.	17,029	676,392
Jones Lang LaSalle, Inc.(b)	8,892	1,979,092
Macerich Co. (The)(c)	100,877	1,644,295
Pebblebrook Hotel Trust(c)	36,314	816,702
Sabra Health Care REIT, Inc.	34,945	649,628
SL Green Realty Corp.	19,592	1,458,820
		7,224,929
Utilities-2.18%
ALLETE, Inc.	9,053	636,607
MDU Resources Group, Inc.	36,589	1,160,603
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Southwest Gas Holdings, Inc.	13,664	$955,524
UGI Corp.	17,865	821,611
		3,574,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $154,117,606)		164,221,014
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.56%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,231,615	3,231,615
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	7,537,423	$7,540,438
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,772,052)		10,772,053
TOTAL INVESTMENTS IN SECURITIES-106.55% (Cost $164,889,658)		174,993,067
OTHER ASSETS LESS LIABILITIES-(6.55)%		(10,757,927)
NET ASSETS-100.00%		$164,235,140

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,848	$783,479	$(788,327)	$-	$-	$-	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,367,082	12,095,489	(13,230,956)	-	-	3,231,615	117*
Invesco Private Prime Fund	6,550,623	20,268,418	(19,278,604)	1	-	7,540,438	2,100*
Total	$10,922,553	$33,147,386	$(33,297,887)	$1	$-	$10,772,053	$2,224

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.18%
Cincinnati Bell, Inc.(b)	45,589	$699,335
QuinStreet, Inc.(b)	34,417	631,208
TechTarget, Inc.(b)(c)	23,989	1,753,116
		3,083,659
Consumer Discretionary-22.30%
Big Lots, Inc.(c)	39,489	2,274,961
Century Communities, Inc.	33,320	2,314,074
Dine Brands Global, Inc.(b)	9,339	723,492
Dorman Products, Inc.(b)	4,697	475,102
Hibbett, Inc.	28,543	2,530,622
Installed Building Products, Inc.	11,722	1,406,640
iRobot Corp.(b)(c)	20,924	1,830,850
LCI Industries	3,851	561,553
LGI Homes, Inc.(b)(c)	12,385	2,116,597
Lumber Liquidators Holdings, Inc.(b)	40,555	773,789
MarineMax, Inc.(b)(c)	55,345	2,977,008
Meritage Homes Corp.(b)	11,437	1,241,829
Patrick Industries, Inc.	13,814	1,141,451
PetMed Express, Inc.(c)	18,158	569,980
Rent-A-Center, Inc.(c)	23,604	1,350,621
Shake Shack, Inc., Class A(b)	4,410	443,381
Shutterstock, Inc.	12,927	1,402,450
Sleep Number Corp.(b)	15,869	1,574,364
Stamps.com, Inc.(b)	7,646	2,498,407
Tupperware Brands Corp.(b)(c)	13,042	272,447
Vista Outdoor, Inc.(b)	75,582	3,052,757
		31,532,375
Consumer Staples-5.17%
B&G Foods, Inc.(c)	34,074	978,605
Celsius Holdings, Inc.(b)(c)	34,656	2,378,441
Medifast, Inc.	8,730	2,492,503
National Beverage Corp.(c)	23,817	1,080,816
WD-40 Co.	1,592	386,840
		7,317,205
Energy-3.23%
Bonanza Creek Energy, Inc.	57,335	2,205,677
DMC Global, Inc.(b)(c)	9,422	412,401
Renewable Energy Group, Inc.(b)(c)	31,888	1,953,140
		4,571,218
Financials-13.32%
Axos Financial, Inc.(b)	24,272	1,161,415
Brightsphere Investment Group, Inc.	63,707	1,592,038
eHealth, Inc.(b)(c)	10,694	556,195
Green Dot Corp., Class A(b)	22,614	1,041,827
HCI Group, Inc.(c)	13,233	1,329,652
Mr. Cooper Group, Inc.(b)	82,996	3,085,791
NMI Holdings, Inc., Class A(b)	24,642	542,617
Palomar Holdings, Inc.(b)	14,509	1,181,468
PRA Group, Inc.(b)	15,887	616,257
ServisFirst Bancshares, Inc.	14,691	1,044,236
StoneX Group, Inc.(b)	24,502	1,581,114
Triumph Bancorp, Inc.(b)	14,371	1,101,681
Trupanion, Inc.(b)(c)	16,476	1,895,070
Virtus Investment Partners, Inc.	4,619	1,275,444
Walker & Dunlop, Inc.	8,086	836,739
		18,841,544
Health Care-21.86%
Addus HomeCare Corp.(b)	4,985	432,648
	Shares	Value
Health Care-(continued)
Allscripts Healthcare Solutions, Inc.(b)(c)	38,058	$650,031
Avanos Medical, Inc.(b)	33,452	1,269,169
Coherus Biosciences, Inc.(b)(c)	90,513	1,181,195
Collegium Pharmaceutical, Inc.(b)(c)	51,670	1,286,066
Community Health Systems, Inc.(b)	164,821	2,195,416
Corcept Therapeutics, Inc.(b)	65,048	1,351,047
Cytokinetics, Inc.(b)(c)	27,062	803,200
Ensign Group, Inc. (The)	12,722	1,082,261
Fulgent Genetics, Inc.(b)(c)	37,501	3,459,467
Heska Corp.(b)(c)	2,115	509,081
Innoviva, Inc.(b)	86,561	1,227,435
Joint Corp. (The)(b)	19,911	1,572,770
LeMaitre Vascular, Inc.	8,325	453,380
Meridian Bioscience, Inc.(b)	66,654	1,366,407
Merit Medical Systems, Inc.(b)	18,572	1,301,711
ModivCare, Inc.(b)	5,865	997,050
NeoGenomics, Inc.(b)(c)	23,626	1,089,159
Omnicell, Inc.(b)	4,195	614,567
Pacira BioSciences, Inc.(b)	16,375	965,306
Pennant Group, Inc. (The)(b)	24,909	852,386
REGENXBIO, Inc.(b)	17,163	554,708
Simulations Plus, Inc.(c)	22,072	1,041,578
Supernus Pharmaceuticals, Inc.(b)	37,789	994,984
Tabula Rasa HealthCare, Inc.(b)(c)	10,732	461,047
Tactile Systems Technology, Inc.(b)	7,702	377,244
Vericel Corp.(b)(c)	18,862	998,554
Xencor, Inc.(b)	20,480	630,374
Zynex, Inc.(b)(c)	86,590	1,202,735
		30,920,976
Industrials-10.10%
AAON, Inc.	11,316	703,289
AeroVironment, Inc.(b)	10,327	1,044,060
Alamo Group, Inc.	4,069	597,207
Chart Industries, Inc.(b)	11,585	1,800,888
Comfort Systems USA, Inc.	17,295	1,292,801
Exponent, Inc.	6,321	676,916
Federal Signal Corp.	13,988	554,065
Forrester Research, Inc.(b)	8,573	401,645
Forward Air Corp.	6,963	615,808
Franklin Electric Co., Inc.	5,749	470,038
Gibraltar Industries, Inc.(b)	7,093	529,705
Marten Transport Ltd.	32,518	514,435
Matson, Inc.	11,292	757,919
PGT Innovations, Inc.(b)	40,352	911,148
Proto Labs, Inc.(b)(c)	5,456	426,605
Saia, Inc.(b)	6,382	1,442,332
Vicor Corp.(b)	13,297	1,537,266
		14,276,127
Information Technology-15.07%
8x8, Inc.(b)	20,527	524,670
Advanced Energy Industries, Inc.	12,342	1,280,483
Agilysys, Inc.(b)	13,920	773,395
Alarm.com Holdings, Inc.(b)	19,896	1,655,745
Arlo Technologies, Inc.(b)	107,729	658,224
Badger Meter, Inc.	4,647	469,486
CEVA, Inc.(b)	15,215	755,273
Cohu, Inc.(b)	14,228	503,813
Diodes, Inc.(b)	9,311	763,502
Ebix, Inc.(c)	21,646	654,142
EVERTEC, Inc.	11,685	510,635
ExlService Holdings, Inc.(b)	6,198	701,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
FormFactor, Inc.(b)	22,954	$855,266
LivePerson, Inc.(b)(c)	14,486	922,613
MicroStrategy, Inc., Class A(b)(c)	3,337	2,088,995
OneSpan, Inc.(b)	16,779	413,938
Onto Innovation, Inc.(b)	14,207	995,627
Perficient, Inc.(b)	10,520	991,931
Power Integrations, Inc.	9,503	921,696
SPS Commerce, Inc.(b)	12,749	1,389,004
TTEC Holdings, Inc.	11,573	1,209,379
Ultra Clean Holdings, Inc.(b)	19,334	1,044,229
Viavi Solutions, Inc.(b)	26,367	440,065
Vonage Holdings Corp.(b)	55,171	786,738
		21,310,587
Materials-1.29%
Livent Corp.(b)(c)	43,730	853,172
Quaker Chemical Corp.	3,850	969,199
		1,822,371
Real Estate-5.47%
Community Healthcare Trust, Inc.	9,488	472,787
Essential Properties Realty Trust, Inc.	31,935	951,663
Innovative Industrial Properties, Inc.(c)	11,190	2,405,738
Safehold, Inc.(c)	21,414	1,934,112
St. Joe Co. (The)	43,584	1,973,048
		7,737,348
Total Common Stocks & Other Equity Interests (Cost $109,178,002)		141,413,410
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $29,555)	29,555	$29,555
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $109,207,557)		141,442,965
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.65%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,881,366	10,881,366
Invesco Private Prime Fund, 0.12%(d)(e)(f)	25,379,702	25,389,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,271,220)		36,271,220
TOTAL INVESTMENTS IN SECURITIES-125.66% (Cost $145,478,777)		177,714,185
OTHER ASSETS LESS LIABILITIES-(25.66)%		(36,288,767)
NET ASSETS-100.00%		$141,425,418

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,306,469	$838,480	$(3,115,394)	$-	$-	$29,555	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,675,039	16,871,794	(16,665,467)	-	-	10,881,366	335*
Invesco Private Prime Fund	16,078,005	33,913,914	(24,602,065)	-	-	25,389,854	5,664*
Total	$29,059,513	$51,624,188	$(44,382,926)	$-	$-	$36,300,775	$6,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.77%
AMC Networks, Inc., Class A(b)(c)	22,412	$1,121,496
Consolidated Communications Holdings, Inc.(b)	430,978	3,314,221
E.W. Scripps Co. (The), Class A	98,754	1,884,226
Gannett Co., Inc.(b)	188,306	1,086,526
Marcus Corp. (The)(b)(c)	50,066	804,561
Scholastic Corp.	73,296	2,463,478
Spok Holdings, Inc.	101,271	834,473
		11,508,981
Consumer Discretionary-18.06%
Aaron’s Co., Inc. (The)	161,471	4,661,668
Abercrombie & Fitch Co., Class A(b)	57,425	2,171,239
Adtalem Global Education, Inc.(b)	43,534	1,582,026
Asbury Automotive Group, Inc.(b)	10,181	2,091,788
Barnes & Noble Education, Inc.(b)	233,247	1,947,612
Cato Corp. (The), Class A	210,767	3,477,655
Chico’s FAS, Inc.(b)	470,894	2,910,125
Conn’s, Inc.(b)	199,626	4,439,682
Core-Mark Holding Co., Inc.	45,094	1,940,846
Ethan Allen Interiors, Inc.	33,593	798,506
Genesco, Inc.(b)	41,186	2,366,136
G-III Apparel Group Ltd.(b)	108,716	3,246,260
Group 1 Automotive, Inc.	15,334	2,664,129
L Brands, Inc.(b)(c)	72,479	2,068,551
M/I Homes, Inc.(b)	47,151	3,051,141
Motorcar Parts of America, Inc.(b)(c)	35,089	780,379
ODP Corp. (The)(b)	67,707	3,204,572
Sally Beauty Holdings, Inc.(b)	76,101	1,439,831
Shoe Carnival, Inc.	53,615	1,806,826
Signet Jewelers Ltd.	44,397	2,856,503
Sonic Automotive, Inc., Class A	26,593	1,450,648
Unifi, Inc.(b)	72,641	1,713,601
Vera Bradley, Inc.(b)	221,582	2,439,618
		55,109,342
Consumer Staples-5.23%
Andersons, Inc. (The)	110,497	2,950,270
Edgewell Personal Care Co.	38,872	1,596,862
Fresh Del Monte Produce, Inc.	104,566	3,226,907
Seneca Foods Corp., Class A(b)	64,494	3,530,401
SpartanNash Co.	142,291	2,767,560
Universal Corp.	36,349	1,895,964
		15,967,964
Energy-9.48%
Bristow Group, Inc.(b)	26,793	696,082
Callon Petroleum Co.(b)(c)	53,794	2,117,332
CONSOL Energy, Inc.(b)	397,229	8,345,781
Green Plains, Inc.(b)	133,390	4,716,670
Helix Energy Solutions Group, Inc.(b)	431,930	1,792,510
Nabors Industries Ltd.(b)	11,036	965,760
Oil States International, Inc.(b)	151,168	855,611
PBF Energy, Inc., Class A(b)(c)	94,528	866,822
Penn Virginia Corp.(b)	60,771	1,123,656
ProPetro Holding Corp.(b)	260,672	1,968,074
SM Energy Co.	133,959	2,505,033
Talos Energy, Inc.(b)	147,832	1,705,981
US Silica Holdings, Inc.(b)	125,977	1,272,368
		28,931,680
Financials-19.52%
Allegiance Bancshares, Inc.	22,550	822,398
American Equity Investment Life Holding Co.	60,490	1,941,124
	Shares	Value
Financials-(continued)
Ameris Bancorp	21,320	$1,036,365
Apollo Commercial Real Estate Finance, Inc.	53,751	818,090
Assured Guaranty Ltd.	34,105	1,630,560
BankUnited, Inc.	20,333	804,780
Banner Corp.	17,959	952,545
Central Pacific Financial Corp.	55,912	1,431,347
Customers Bancorp, Inc.(b)	74,645	2,703,642
Dime Community Bancshares, Inc.	57,586	1,901,490
Eagle Bancorp, Inc.	15,312	842,619
Employers Holdings, Inc.	44,675	1,854,906
Encore Capital Group, Inc.(b)(c)	40,699	1,926,691
Enova International, Inc.(b)	48,960	1,620,086
EZCORP, Inc., Class A(b)(c)	381,319	2,181,145
First Bancorp	102,812	1,247,110
First Bancorp/Southern Pines NC(c)	15,858	634,320
First Commonwealth Financial Corp.	78,174	1,029,552
First Financial Bancorp	62,263	1,400,917
First Midwest Bancorp, Inc.	70,984	1,273,453
Genworth Financial, Inc., Class A(b)	1,165,328	3,892,196
Hanmi Financial Corp.	110,078	2,006,722
HomeStreet, Inc.	19,093	719,997
Hope Bancorp, Inc.	102,777	1,361,795
Horace Mann Educators Corp.	23,759	945,846
Independent Bank Group, Inc.	9,293	647,722
Investors Bancorp, Inc.	119,848	1,656,299
Northfield Bancorp, Inc.	76,658	1,261,024
OFG Bancorp	45,197	1,044,051
Old National Bancorp	44,631	718,113
PennyMac Mortgage Investment Trust	51,365	1,012,918
Provident Financial Services, Inc.	59,153	1,277,705
Ready Capital Corp.	76,075	1,150,254
Renasant Corp.(c)	24,824	873,308
S&T Bancorp, Inc.	31,288	921,432
Safety Insurance Group, Inc.	8,464	648,512
Simmons First National Corp., Class A	52,068	1,417,291
SiriusPoint Ltd. (Bermuda)(b)	141,782	1,389,464
Stewart Information Services Corp.	37,911	2,237,128
United Fire Group, Inc.	53,364	1,329,831
United Insurance Holdings Corp.	277,525	1,215,559
Universal Insurance Holdings, Inc.	134,403	1,903,146
Veritex Holdings, Inc.	27,704	929,469
WSFS Financial Corp.	21,365	935,360
		59,548,282
Health Care-2.20%
Cross Country Healthcare, Inc.(b)	120,212	1,973,881
Invacare Corp.(b)(c)	198,227	1,433,181
Magellan Health, Inc.(b)	24,759	2,335,269
Prestige Consumer Healthcare, Inc.(b)	18,678	981,529
		6,723,860
Industrials-18.25%
AAR Corp.(b)	43,215	1,545,368
ABM Industries, Inc.	33,070	1,537,424
Apogee Enterprises, Inc.	50,269	1,994,171
ArcBest Corp.	43,400	2,565,374
Atlas Air Worldwide Holdings, Inc.(b)	29,823	1,997,246
Boise Cascade Co.	34,948	1,787,590
CoreCivic, Inc.(b)	355,009	3,649,493
Deluxe Corp.	26,117	1,146,536
DXP Enterprises, Inc.(b)	72,992	2,383,189
Encore Wire Corp.	14,321	1,123,196
GMS, Inc.(b)	47,685	2,342,764
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Granite Construction, Inc.	72,226	$2,774,923
Greenbrier Cos., Inc. (The)	74,759	3,199,685
Griffon Corp.	89,388	2,066,651
HNI Corp.	19,693	734,549
Hub Group, Inc., Class A(b)	20,053	1,329,113
Interface, Inc.	90,463	1,304,477
Kelly Services, Inc., Class A(b)	100,285	2,198,247
Matrix Service Co.(b)	198,138	2,161,686
Matthews International Corp., Class A	24,582	850,537
NOW, Inc.(b)	102,562	1,012,287
Powell Industries, Inc.	63,311	1,841,717
Resideo Technologies, Inc.(b)	70,212	2,071,254
Resources Connection, Inc.	108,747	1,684,491
SkyWest, Inc.(b)	25,936	1,050,149
TrueBlue, Inc.(b)	42,825	1,164,412
Veritiv Corp.(b)	133,215	8,163,415
		55,679,944
Information Technology-6.41%
Bel Fuse, Inc., Class B	154,245	2,103,902
Benchmark Electronics, Inc.	85,431	2,255,378
BM Technologies, Inc.(b)	4,629	46,429
Comtech Telecommunications Corp.	72,839	1,818,790
Daktronics, Inc.(b)	445,925	2,724,602
ePlus, Inc.(b)	6,582	608,572
Insight Enterprises, Inc.(b)	22,020	2,210,368
NETGEAR, Inc.(b)(c)	17,662	604,923
PC Connection, Inc.	28,677	1,363,878
Sanmina Corp.(b)	63,348	2,433,830
ScanSource, Inc.(b)	61,817	1,705,531
TTM Technologies, Inc.(b)	119,248	1,668,279
		19,544,482
Materials-12.81%
AdvanSix, Inc.(b)	90,754	3,035,721
Allegheny Technologies, Inc.(b)(c)	52,720	1,082,342
Carpenter Technology Corp.(c)	53,251	2,031,526
Clearwater Paper Corp.(b)	60,896	1,795,823
Domtar Corp.(b)	98,085	5,385,847
Glatfelter Corp.	33,760	514,165
Haynes International, Inc.	56,450	2,129,859
Koppers Holdings, Inc.(b)	59,465	1,826,170
Mercer International, Inc. (Germany)	169,648	1,973,006
O-I Glass, Inc.(b)	141,509	2,092,918
Olympic Steel, Inc.	155,837	4,693,811
Rayonier Advanced Materials, Inc.(b)	249,667	1,740,179
SunCoke Energy, Inc.	501,729	3,878,365
TimkenSteel Corp.(b)	137,480	1,832,608
Tredegar Corp.	22,553	294,768
	Shares	Value
Materials-(continued)
Trinseo S.A.	14,854	$807,463
US Concrete, Inc.(b)	46,381	3,377,001
Warrior Met Coal, Inc.	31,172	581,981
		39,073,553
Real Estate-3.91%
Acadia Realty Trust	39,257	840,100
DiamondRock Hospitality Co.(b)	61,059	525,718
Diversified Healthcare Trust	234,723	915,420
Franklin Street Properties Corp.	186,797	975,080
GEO Group, Inc. (The)(c)	198,689	1,374,928
Office Properties Income Trust	49,701	1,440,335
Realogy Holdings Corp.(b)	138,653	2,456,931
RPT Realty	113,740	1,449,048
Service Properties Trust	117,555	1,308,387
Whitestone REIT	72,984	645,908
		11,931,855
Utilities-0.28%
Unitil Corp.	16,368	866,195
Total Common Stocks & Other Equity Interests (Cost $278,463,604)		304,886,138
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $161,373)	161,373	161,373
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $278,624,977)		305,047,511
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.59%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,113,252	5,113,252
Invesco Private Prime Fund, 0.12%(d)(e)(f)	11,926,150	11,930,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,044,173)		17,044,173
TOTAL INVESTMENTS IN SECURITIES-105.56% (Cost $295,669,150)		322,091,684
OTHER ASSETS LESS LIABILITIES-(5.56)%		(16,967,916)
NET ASSETS-100.00%		$305,123,768

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,192	$2,603,106	$(2,566,925)	$-	$-	$161,373	$20
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,807,634	13,039,981	(18,734,363)	-	-	5,113,252	261*
Invesco Private Prime Fund	16,211,450	26,896,700	(31,177,229)	-	-	11,930,921	4,788*
Total	$27,144,276	$42,539,787	$(52,478,517)	$-	$-	$17,205,546	$5,069

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for S&P 500® Top 50 ETF). As of July 31, 2021, all of the securities in S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,875,329,992	$-	$-	$2,875,329,992
Money Market Funds	-	52,352,804	-	52,352,804
Total Investments	$2,875,329,992	$52,352,804	$-	$2,927,682,796
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,603,287,463	$-	$-	$2,603,287,463
Money Market Funds	405,273	25,345,758	-	25,751,031
Total Investments	$2,603,692,736	$25,345,758	$-	$2,629,038,494
Invesco S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$394,984,481	$-	$-	$394,984,481
Money Market Funds	116,680	51,065,296	-	51,181,976
Total Investments	$395,101,161	$51,065,296	$-	$446,166,457
Invesco S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$164,221,014	$-	$-	$164,221,014
Money Market Funds	-	10,772,053	-	10,772,053
Total Investments	$164,221,014	$10,772,053	$-	$174,993,067
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,413,410	$-	$-	$141,413,410
Money Market Funds	29,555	36,271,220	-	36,300,775
Total Investments	$141,442,965	$36,271,220	$-	$177,714,185

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$304,886,138	$-	$-	$304,886,138
Money Market Funds	161,373	17,044,173	-	17,205,546
Total Investments	$305,047,511	$17,044,173	$-	$322,091,684